INVESTMENT IN JOINT VENTURE (Details)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Investment in joint venture
Total	$ 21,392,000	$ 21,392,000	$ 0
J C U
Investment in joint venture
Total		$ 21,392,000		$ 0